DWS VARIABLE SERIES I

                SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                              --------------------


                             DWS Capital Growth VIP

The following information replaces similar disclosure in the first sentence of the first paragraph of "The Portfolio's Main Investment Strategy" section of the portfolio's prospectus:

The portfolio seeks to provide long-term growth of capital.
























               Please Retain This Supplement for Future Reference






                                                                     [Logo]DWS
January 8, 2007                                                        SCUDDER
                                                           Deutsche Bank Group